Fairvalue measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 77,560,468	₩ 70,777,605
Trading assets | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	23,640,646	22,390,564
Trading assets | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	4,634,353	4,057,544
Trading assets | Gold deposits
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	189,297	247,845
Financial assets designated at fair value through profit or loss | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	2,344,701	2,228,186
Financial assets designated at fair value through profit or loss | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	1,234,356	1,187,916
Derivative assets | Trading purpose
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	3,280,775	2,826,642
Derivative assets | Hedging purpose
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	119,403	176,217
Available-for-sale financial assets | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	37,186,552	32,822,071
Available-for-sale financial assets | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	4,930,385	4,840,620
Level 1
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	18,963,385	19,697,114
Level 1 | Trading assets | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	5,897,898	8,633,933
Level 1 | Trading assets | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	1,350,888	1,375,463
Level 1 | Trading assets | Gold deposits
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	189,297	247,845
Level 1 | Financial assets designated at fair value through profit or loss | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	569,259	393,749
Level 1 | Financial assets designated at fair value through profit or loss | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	3,475	3,868
Level 1 | Derivative assets | Trading purpose
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	31,858	17,316
Level 1 | Derivative assets | Hedging purpose
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Available-for-sale financial assets | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	10,493,483	8,127,404
Level 1 | Available-for-sale financial assets | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	427,227	897,536
Level 2
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	52,781,969	46,388,185
Level 2 | Trading assets | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	17,479,033	13,721,703
Level 2 | Trading assets | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	2,872,437	2,634,532
Level 2 | Trading assets | Gold deposits
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Financial assets designated at fair value through profit or loss | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	1,509,023	1,541,608
Level 2 | Financial assets designated at fair value through profit or loss | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	948,705	862,838
Level 2 | Derivative assets | Trading purpose
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	2,955,377	2,704,643
Level 2 | Derivative assets | Hedging purpose
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	117,603	168,551
Level 2 | Available-for-sale financial assets | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	26,286,175	24,365,862
Level 2 | Available-for-sale financial assets | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	613,616	388,448
Level 3
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	5,815,114	4,692,306
Level 3 | Trading assets | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	263,715	34,928
Level 3 | Trading assets | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	411,028	47,549
Level 3 | Trading assets | Gold deposits
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Financial assets designated at fair value through profit or loss | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	266,419	292,829
Level 3 | Financial assets designated at fair value through profit or loss | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	282,176	321,210
Level 3 | Derivative assets | Trading purpose
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	293,540	104,683
Level 3 | Derivative assets | Hedging purpose
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	1,800	7,666
Level 3 | Available-for-sale financial assets | Debt securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	406,894	328,805
Level 3 | Available-for-sale financial assets | Equity securities
Fairvalue measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 3,889,542	₩ 3,554,636